Shareholder Report, Holdings (Details)_10	Jun. 30, 2024
Class II | TJX Cos., Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
Class II | UnitedHealth Group, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
Class II | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
Class II | Texas Instruments, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
Class II | Linde PLC (LIN US) [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
Class II | Danaher Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
Class II | Accenture PLC Class A [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
Class II | American Express Co. [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
Class II | Visa, Inc. Class A [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
Class II | McDonalds Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
Class II | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	21.50%
Class II | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	19.20%
Class II | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%
Class II | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%
Class II | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%
Class II | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
Class II | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
Class II | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
Service Class I | TJX Cos., Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
Service Class I | UnitedHealth Group, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
Service Class I | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
Service Class I | Texas Instruments, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
Service Class I | Linde PLC (LIN US) [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
Service Class I | Danaher Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
Service Class I | Accenture PLC Class A [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
Service Class I | American Express Co. [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
Service Class I | Visa, Inc. Class A [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
Service Class I | McDonalds Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
Service Class I | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	21.50%
Service Class I | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	19.20%
Service Class I | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%
Service Class I | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%
Service Class I | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%
Service Class I | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
Service Class I | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
Service Class I | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%